Segmented Information and Other Additional Disclosures	12 Months Ended
Mar. 31, 2022
Disclosure Of Operating Segments Abstract
Segmented Information and Other Additional Disclosures [Text Block]

21. Segmented Information and Other Additional Disclosures

The Company operates in one reportable operating segment, being the manufacture and distribution of all- electric transit, school and charter buses.

During the year ended March 31, 2022, the Company was economically dependent on three (2021 - three, 2020 - four) customers who accounted for more than 10% of revenue from continuing operations and in aggregate accounted for approximately 57%, (2021: 87%, 2020: 86%) of sales.

The Company's revenues allocated by segment for the years ended March 31, 2022, 2021 and 2020 is summarized in the following table. Included in Vehicle sales and in Revenue from operating and finance leases for the year ended March 31, 2022 is $2,970,387 (2021 - $5,765,000, 2020 - $4,197,850) in proceeds received from government vouchers for sales made to customers or lessees. Included in Vehicle sales for the year ended March 31, 2022 is $1,929,800 (2021 - $2,175,000, 2020 - $746,750) from the sales of vehicles that were previously on lease where the leases were cancelled and the vehicles subsequently sold.

		For the Years Ended
	March 31, 2022	March 31, 2021	March 31, 2020
		(as restated - note 26)	(as restated - note 26)
Vehicle and parts sales	$13,714,227	$3,459,311	$10,438,713
Revenue from operating and finance leases	3,297,619	9,590,511	3,817,474
Accretion on promissory note	7,035	26,426	39,019
Service revenue	-	-	33,577
Finance income	217,892	199,936	68,375
EIDL grant	-	10,000	-

	$17,236,773	$13,286,184	$14,397,158

The Company's revenues allocated by geography for the years ended March 31, 2022, 2021 and 2020 is as follows:

	For the Years Ended
	March 31, 2022	March 31, 2021	March 31, 2020
		(as restated - note 26)	(as restated - note 26)
United States of America	$15,972,137	$13,045,040	$14,358,139
Canada	1,264,636	241,144	39,019

Total	$17,236,773	$13,286,184	$14,397,158

The Company's property and equipment allocated by geography for the years ended March 31, 2022, and 2021 is as follows:

	For the Years Ended
	March 31, 2022	March 31, 2021
United States of America	$3,296,564	$2,139,496
Canada	146,753	7,080
Total	$3,443,317	$2,146,576